Notes to the cash flow statement (Tables)	12 Months Ended
Dec. 31, 2021
Notes To The Cash Flow Statement [Abstract]
Summary of Tabular Form of Cash Flow from Operating Activities

	Note	Year ended 31 December 2021 £m	Six months ended 31 December 2020 (revised*) £m	Year ended 30 June 2020 (revised*) £m	Year ended 30 June 2019 (revised*) £m
Operating profit		7.1	17.3	10.4	55.3
Adjustments for:
Depreciation of property, plant and equipment	14	11.0	4.3	7.3	4.8
Depreciation of right-of-use assets	15	9.1	3.8	6.7	—
Amortization of intangible assets	13	20.9	7.9	15.7	10.5
Impairment of intangible assets	13	3.8	—	14.9	12.8
Loss on disposal of property, plant and equipment	14	0.5	0.2	—	—
Derivative financial instruments at fair value through profit or loss	6	—	(0.4)	—	0.4
Research and development expenditure credit	6	(2.5)	(0.7)	(1.5)	(1.9)
Share-based payments charge	27	17.9	7.3	9.3	6.5
Unrealized currency translation losses / (gains)		0.4	1.0	(1.4)	(1.1)

Operating cash flows before movements in working capital		68.2	40.7	61.4	87.3
Increase in inventories		(6.2)	(3.5)	(1.1)	(6.1)
Decrease / (increase) in receivables		4.0	(7.7)	2.7	(6.1)
Increase in payables		6.2	3.6	2.4	7.7

Cash generated from operations		72.2	33.1	65.4	82.8

Summary of Reconciliation Of Liabilities Arising from Financing Activities Explanatory
Analysis of changes in net (debt) / cash

	Cash and cash equivalents £m	Lease liabilities* £m	Borrowings* £m	Net (debt) / cash £m
At 1 July 2018	90.2	—	—	90.2
Cash flow	(4.4)	—	—	(4.4)
Foreign exchange and other non-cash movements	1.3	—	—	1.3

At 30 June 2019	87.1	—	—	87.1
IFRS 16 implementation	—	(76.2)	—	(76.2)
Additions to leases	—	(58.6)	—	(58.6)
Cash flow	99.5	7.7	(107.0)	0.2
Foreign exchange and other non-cash movements	0.7	(0.7)	0.6	0.6

At 30 June 2020	187.3	(127.8)	(106.4)	(46.9)
Additions to leases	—	(0.5)	—	(0.5)
Cash flow	26.1	4.3	107.0	137.4
Foreign exchange and other non-cash movements	(1.5)	7.0	(0.6)	4.9

At 31 December 2020	211.9	(117.0)	—	94.9
Additions to leases	—	(4.1)	—	(4.1)
Cash flow	(117.2)	10.3	(120.0)	(226.9)
Foreign exchange and other non-cash movements	0.4	0.3	0.8	1.5

At 31 December 2021	95.1	(110.5)	(119.2)	(134.6)